SCUDDER
                                                                     INVESTMENTS


                              Risk Managed

                              Class AARP and Class S Shares

Prospectus
--------------------------------------------------------------------------------

                             Scudder GNMA Fund
                             February 1, 2003

                             Scudder Managed Municipal Bond Fund
                             October 1, 2002, as revised December 1, 2002, as revised January 1, 2003, as further revised February 5, 2003

                             Scudder Growth and Income Fund
                             February 1, 2003

                             Scudder Capital Growth Fund
                             December 1, 2002, as revised January 1, 2003, as further revised February 5, 2003

                             Scudder Small Company Stock Fund
                             December 1, 2002, as revised January 1, 2003, as further revised February 5, 2003

                             Scudder Global Fund
                             January 1, 2003, as revised February 1, 2003

      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work                      How to Invest in the Funds

     4  Scudder GNMA Fund                   60  How to Buy, Sell and Exchange
                                                Class AARP Shares
    10  Scudder Managed Municipal
        Bond Fund                           62  How to Buy, Sell and Exchange
                                                Class S Shares
    16  Scudder Growth and
        Income Fund                         64  Policies You Should Know
                                                About
    22  Scudder Capital Growth Fund
                                            69  Understanding Distributions
    29  Scudder Small Company                   and Taxes
        Stock Fund

    35  Scudder Global Fund

    41  Other Policies and Risks

    42  Who Manages and Oversees
        the Funds

    47  Financial Highlights

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

This prospectus offers two classes of shares for each of the funds described. Class AARP shares have been created especially for AARP members. Class S shares are generally not available to new investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                       Class AARP     Class S
                                     ticker symbol     AGNMX          SGINX
                                       fund number     193            393

  Scudder GNMA Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy


The fund seeks to produce a high level of income while actively seeking to reduce downside risk compared with other GNMA mutual funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The fund also invests in US Treasury securities. With both types of securities, the timely payment of interest and principal is guaranteed by the full faith and credit of the US Government. In addition, the fund does not invest in securities issued by tobacco-producing companies.

In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of Ginnie Maes compared to Treasuries and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand within the bond market.

In choosing individual bonds, the managers review the fund's bond characteristics and compare the yields of shorter maturity bonds to those of longer maturity bonds.

The managers use several strategies in seeking to reduce downside risk as compared to comparable funds, including:


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES The fund normally invests at least 80% of net assets in Ginnie Maes. To the extent that it does buy other securities, they carry the same "full faith and credit" guarantee of the US Government. This guarantee doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself. But it does guard against the risk of payment default of principal or interest with respect to securities that are guaranteed.

(i) using analytical tools to actively monitor the risk profile of the portfolio, (ii) managing duration (a measure of sensitivity to interest rate changes) to minimize movement in the fund's share price and (iii) limiting investments to securities that carry the "full faith and credit" guarantee of the US Government and repurchase agreements backed by those securities.

Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, the most important factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in the fund's duration could make it more sensitive to this risk.

Ginnie Maes carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate. Another example: if interest rates rise or stay high, these securities could be paid off later than expected, forcing the fund to endure low yields. In both of these examples, changes in interest rates may involve the risk of capital losses. The result for the fund could be an increase in the volatility of its share price and yield.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who can accept moderate volatility and who are interested in higher yield than Treasuries, yet don't want to sacrifice credit quality.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality or other factors

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o    derivatives could produce disproportionate losses

o at times, it could be hard to value some investments or get an attractive price for them

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class AARP shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

On July 17, 2000, the fund changed its name from AARP GNMA and US Treasury Fund to Scudder GNMA Fund. At the same time, the fund changed its strategy to eliminate investment requirements in US Treasury securities. Consequently, the fund's past performance may have been different if the current strategy had been in place. Also at this time, shares of AARP GNMA and US Treasury Fund were redesignated Class AARP of Scudder GNMA Fund. The performance prior to July 17, 2000 of Class AARP in the bar chart and performance table reflects the performance of AARP GNMA and US Treasury Fund.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class AARP only and will vary for Class S. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder GNMA Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993        5.96
1994       -1.68
1995       12.83
1996        4.44
1997        8.00
1998        6.79
1999        0.59
2000       10.49
2001        7.12
2002        8.31


For the periods included in the bar chart:
Best Quarter: 4.07%, Q3 2001              Worst Quarter: -2.44%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------
                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class AARP
--------------------------------------------------------------------------------
  Return before Taxes                    8.31            6.61           6.20
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                          6.15            4.10           3.62
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 5.05            4.02           3.64
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses, or taxes)                8.69            7.33           7.30
--------------------------------------------------------------------------------

                                        1 Year            Since Inception*
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                    8.31                   9.00
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses, or taxes)                8.69                   9.62
--------------------------------------------------------------------------------

Index: Lehman Brothers GNMA Index, an unmanaged market-weighted measure of all fixed-rate securities backed by mortgage pools of GNMA.

* Class S shares commenced operations on 7/17/00. Index returns begin July 31, 2000.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses and, as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP      Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment     None           None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                           0.40%         0.40%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                        None           None
--------------------------------------------------------------------------------
Other Expenses*                                           0.30          0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                          0.70          0.78
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.30% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.90% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.30% (annualized) and Total Annual Operating Expenses are estimated to be 0.70% (annualized) for Class AARP and Class S shares. After September 30, 2003, Other Expenses are estimated to be 0.22% and 0.38% for Class AARP and Class S shares, respectively, and Total Annual Operating Expenses are estimated to be 0.62% and 0.78% for Class AARP and Class S shares, respectively.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP                   $72           $224           $390          $871
--------------------------------------------------------------------------------
Class S                       80            249            433           966
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Class AARP     Class S
                                       ticker symbol     AMUBX          SCMBX
                                         fund number     166            066

  Scudder Managed Municipal Bond Fund
  formerly Scudder Managed Municipal Bonds
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide income exempt from regular federal income tax while actively seeking to reduce downside risk as compared with other tax-free income funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of municipalities across the United States and in other securities whose income is free from regular federal income tax. The fund may invest up to 20% of net assets in securities whose income is subject to alternative minimum tax (AMT).

The fund can buy many types of municipal securities of all maturities. These may include revenue bonds (which are backed by revenues from a particular source) and general obligation bonds (which are typically backed by the issuer's ability to levy taxes). They may also include municipal lease obligations and investments representing an interest in these.

The portfolio managers look for securities that appear to offer the best total return potential and often seek those that cannot be called in before maturity. In making their buy and sell decisions, the managers typically weigh a number of factors against each other, from economic outlooks and possible interest rate movements to characteristics of specific securities and changes in supply and demand within the municipal bond market.


--------------------------------------------------------------------------------

CREDIT QUALITY POLICIES This fund normally invests at least 65% of net assets in municipal securities of the top three grades of credit quality. The fund could put up to 10% of total assets in junk bonds of the fifth and sixth credit grades (i.e., as low as grade B). Compared to investment-grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default on payments of interest or principal.

The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to funds with a similar investment goal, as well as appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk as compared to funds with a similar investment goal, including: (i) typically maintaining a high level of portfolio quality,
(ii) primarily focusing on premium coupon bonds, which have lower volatility in down markets than bonds selling at a discount and (iii) managing duration (a measure of sensitivity to interest rates) to generally keep it similar to that of the Lehman Brothers Municipal Bond Index (8.01 years as of August 31, 2002).

In addition, they may use derivative instruments (instruments whose value is based on, for example, indices, commodities or securities), for purposes including hedging or to enhance return. Such instruments may include inverse floaters, futures contracts, interest rate swaps and other over the counter derivatives.

The Main Risks of Investing in the Fund

There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

As with most bond funds, one main factor is market interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. (As a rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) An increase in the fund's duration could make it more sensitive to this risk.

A second factor is credit quality. If a portfolio security declines in credit quality it could hurt the fund's share price or if a portfolio security goes into default, it could hurt both the fund's yield and share price. This risk is greater with junk bonds than with investment-grade bonds. The fact that the fund may focus on investments from a single state or sector of the municipal market increases this risk, because any factors affecting that state or sector, such as economic or fiscal problems, could affect a large portion of the fund's securities in a similar manner.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for taxpayers who are in a moderate to high tax bracket and who are interested in current income.

For example, a state's technology or biotech industries could experience a downturn or fail to develop as expected, hurting the local economy.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of interest rate trends, credit quality or other matters

o political or legal actions could change the way the fund's dividends are taxed

o at times, market conditions might make it hard to value some investments or to get an attractive price for them; this risk can be greater for junk bonds than for investment-grade bonds

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o some derivatives could produce disproportionate losses due to a variety of factors, including the failure of the counterparty or unexpected price or interest rate movements

o a decline in interest rates could cause some securities to be paid off earlier than expected, forcing the fund to reinvest the money at a lower rate, which would hurt fund performance

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart below shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and may vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table.

Scudder Managed Municipal Bond Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992        8.98
1993       13.32
1994       -6.04
1995       17.12
1996        4.15
1997        9.29
1998        6.23
1999       -1.96
2000       10.95
2001        4.44


2002 Total Return as of June 30: 5.45%
For the periods included in the bar chart:
Best Quarter: 6.69%, Q1 1995              Worst Quarter: -6.17%, Q1 1994

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                       1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                    4.44            5.69           6.44
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                          4.44            5.63           6.20
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                                 4.52            5.57           6.16
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                 5.13            5.98           6.63
--------------------------------------------------------------------------------

                                       1 Year             Since Inception*
--------------------------------------------------------------------------------
Class AARP (Return before taxes)         4.44                   8.92
--------------------------------------------------------------------------------
Index (reflects no deductions for
fees, expenses or taxes)                 5.13                   7.53
--------------------------------------------------------------------------------

Index: The Lehman Brothers Municipal Bond Index contains approximately 42,000 bonds. To be in the index, a municipal bond must meet the following criteria: a minimum credit rating of BBB, issued as part of an issue of at least $50 million, issued within the last five years and a maturity of at least two years. Variable-rate bonds are excluded from the index.

* Class AARP commenced operations on July 31, 2000. Index comparisons begin July 31, 2000.

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                Class AARP    Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment        None         None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee*                                            0.41%        0.41%
--------------------------------------------------------------------------------
Distribution/Services (12b-1) Fee                           None         None
--------------------------------------------------------------------------------
Other Expenses**                                            0.18         0.16
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                           0.59         0.57
--------------------------------------------------------------------------------


* Information in the table has been restated to reflect a new investment management agreement effective June 11, 2001.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.15% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.80% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses.

   Through September 30, 2003, Other Expenses are estimated to be 0.16% (annualized) and Total Annual Operating Expenses are estimated to be 0.57% (annualized) for Class AARP and Class S shares. After September 30, 2003, Other Expenses are estimated to be 0.18% and 0.14% (annualized) for Class AARP and Class S shares, respectively, and Total Annual Operating Expenses are estimated to be 0.59% and 0.55% (annualized) for Class AARP and Class S shares, respectively.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP                    $60          $189           $329          $738
--------------------------------------------------------------------------------
Class S                       $58          $183           $318          $714
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Class AARP     Class S
                                     ticker symbol     ACDGX          SCDGX
                                       fund number     164            064

  Scudder Growth and Income Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital, current income and growth of income while actively seeking to reduce downside risk as compared with other growth and income funds. The fund invests at least 65% of total assets in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. The fund does not invest in securities issued by tobacco-producing companies.

In choosing stocks for the fund, the portfolio managers consider both yield and other valuation and growth factors, meaning that they focus the fund's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the fund's benchmark index, the S&P
500. The fund may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers use analytical tools to actively monitor the risk profile of the fund as compared to comparable funds and appropriate benchmarks and peer groups.

The managers use several strategies in seeking to reduce risk, including: (i) managing risk associated with investment in specific companies by using fundamental analysis, valuation, and by adjusting position sizes; (ii) portfolio construction emphasizing diversification, blending stock with a variety of different attributes, including value and growth stocks; and (iii) diversifying across many sectors and industries.


--------------------------------------------------------------------------------

OTHER INVESTMENTS While most of the fund's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented. The fund normally will, but is not obligated to, sell a stock if its yield or growth prospects are expected to be below the benchmark average.

The managers will normally sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs.

Industry Risk. To the extent that the fund focuses on a given industry or a particular size of a company, factors affecting that industry or size of a company could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods, and large company stocks at times may not perform as well as stocks of smaller companies. This fund is designed for investors interested in a relatively conservative equity fund to provide long-term growth and some current income.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and will vary for Class AARP. After-tax returns are estimates calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Growth and Income Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class S
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993       15.59
1994        2.60
1995       31.18
1996       22.18
1997       30.31
1998        6.07
1999        6.15
2000       -2.44
2001      -12.04
2002      -23.52


For the periods included in the bar chart:
Best Quarter: 15.26%, Q2 1997             Worst Quarter: -16.86%, Q3 2002

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2002
--------------------------------------------------------------------------------

                                        1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                 -23.52           -5.87           6.23
--------------------------------------------------------------------------------
  Return after Taxes on               -23.75           -6.99           4.25
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on               -14.43           -4.52           4.62
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for     -22.10           -0.59           9.34
fees, expenses or taxes)
--------------------------------------------------------------------------------
                                                                       Since
                                        1 Year                         Inception
--------------------------------------------------------------------------------
Class AARP (Return before taxes)      -23.52                         -17.06
--------------------------------------------------------------------------------
Index (reflects no deductions for     -22.10                         -19.70
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap US stocks.

--------------------------------------------------------------------------------

The Return after Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return after Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

The fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP      Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment     None           None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                          0.45%         0.45%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                        None           None
--------------------------------------------------------------------------------
Other Expenses*                                          0.39          0.60
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                         0.84          1.05
--------------------------------------------------------------------------------
Less Expense Waiver*                                     0.03          0.11
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)        0.81          0.94
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.36% and 0.49% for Class AARP and Class S shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.81% and 0.94% for Class AARP and Class S shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP                   $83           $262           $460        $1,031
--------------------------------------------------------------------------------
Class S                       96            312            557         1,262
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Class AARP     Class S
                                       ticker symbol     ACGFX          SCGSX
                                         fund number     198            398

  Scudder Capital Growth Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other growth mutual funds. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the fund can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of October 31, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $6.6 billion and $2.8 billion, respectively). Although the fund may invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. In addition, the fund does not invest in securities issued by tobacco-producing companies.

In choosing stocks, the portfolio managers look for individual companies that have displayed above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions within core markets. The managers also analyze each company's valuation, stock price movements and other factors.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund's equity investments are mainly common stocks, but may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants. The fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the fund may use futures, options and covered call options. The fund may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The managers use several strategies in seeking to reduce downside risk, including:

o using analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups and then adjust the portfolio accordingly

o    focusing on high quality companies with reasonable valuations

o    diversifying broadly among companies, industries and sectors

o limiting the majority of the portfolio to 3.5% in any one issuer (other funds may invest 5% or more)

The fund may also use hedging transactions to attempt to reduce specific risks. For example, to protect the fund against circumstances that would normally cause the fund's portfolio securities to decline in value, the fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The fund's ability to hedge may be limited by the costs of the derivatives contracts. The fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of the fund, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the growth portion of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes and the fund may not be able to get an attractive price for them.

Industry Risk. While the fund does not concentrate in any industry, to the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth stocks usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different sizes of stocks or other matters

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o derivatives could produce disproportionate losses (see "Secondary Risks" for more information)


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who are interested in a long-term investment that seeks to lower its share price volatility compared with other growth mutual funds.

Secondary Risks

Derivatives Risk. Although not one of its principal investment strategies, the fund may invest in certain types of derivatives. Risks associated with derivatives include: the derivative is not well correlated with the security, index or currency for which it is acting as a substitute; derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the fund cannot sell the derivative because of an illiquid secondary market; and the risk that the derivatives transaction could expose the fund to the effect of leverage, which could increase the fund's exposure to the market and potential losses that it could have if it had not entered into these transactions. There is no guarantee that these derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the fund.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the fund has valued its securities too highly, you may end up paying too much for fund shares when you buy into the fund. If the fund underestimates their price, you may not receive the full market value for your fund shares when you sell.

IPO Risk. IPOs may be very volatile, rising and falling rapidly based, among other reasons, on investor perceptions rather than economic reasons. Additionally, IPOs may have a magnified performance on a fund so long as a fund has a small asset base. A fund may not experience a similar impact on its performance as its assets grow because it is unlikely a fund will be able to obtain proportionately larger IPO allocations.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the performance for the fund's Class AARP shares has varied from year to year, which may give some idea of risk. The table, following the bar chart, shows how fund performance compares with two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

On July 17, 2000, the fund was reorganized from AARP Capital Growth Fund, a series of AARP Growth Trust, into Class AARP of Scudder Capital Growth Fund, a newly created series of Investment Trust. The performance of Class AARP for periods prior to July 17, 2000 in the bar chart and performance tables reflects the performance of AARP Capital Growth Fund.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class AARP only and may vary for Class S. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Capital Growth Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992        4.72
1993       15.98
1994      -10.04
1995       30.54
1996       20.62
1997       35.08
1998       23.73
1999       35.44
2000      -10.33
2001      -20.42


2002 Total Return as of September 30: -32.84%
For the periods included in the bar chart:
Best Quarter: 25.83%, Q4 1998              Worst Quarter: -20.55%, Q3 2001

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                       1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Class AARP
--------------------------------------------------------------------------------
  Return before Taxes                  -20.42           10.06          10.76
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions                        -20.42            8.04           8.91
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Sale of Fund
  Shares                               -12.43            8.24           8.70
--------------------------------------------------------------------------------
Index 1 (reflects no deductions
for fees, expenses or taxes)           -11.87           10.70          12.94
--------------------------------------------------------------------------------
Index 2 (reflects no deductions
for fees, expenses or taxes)           -20.42            8.27          10.79
--------------------------------------------------------------------------------

                                       1 Year             Since Inception*
--------------------------------------------------------------------------------
Class S (Return before Taxes)          -20.40                  -23.53
--------------------------------------------------------------------------------
Index 1 (reflects no deductions
for fees, expenses or taxes)           -11.87                  -13.29
--------------------------------------------------------------------------------
Index 2 (reflects no deductions
for fees, expenses or taxes)           -20.42                  -28.80
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index consists of those stocks in the Russell 1000 Index that have a greater-than-average growth orientation.

*  Since 7/17/2000. Index comparison begins on 7/31/2000.


--------------------------------------------------------------------------------

The Return After Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                            Class AARP      Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment     None           None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                          0.58%          0.58%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None           None
--------------------------------------------------------------------------------
Other Expenses*                                          0.49           1.11
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                         1.07           1.69
--------------------------------------------------------------------------------
Less Expense Waiver*                                     0.08           0.70
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)        0.99           0.99
--------------------------------------------------------------------------------


* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.41% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.99% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
Class AARP                          $101        $324        $574        $1,291
--------------------------------------------------------------------------------
Class S                             $101        $392        $782        $1,877
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         Class AARP     Class S
                                       ticker symbol     ASCSX          SSLCX
                                         fund number     139            339

  Scudder Small Company Stock Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks to provide long-term capital growth while actively seeking to reduce downside risk as compared with other small company stock funds. It does this by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small US companies with potential for above-average long-term capital growth. These companies are similar in size to the companies in the Russell 2000 Index (as of September 30, 2002, the Russell 2000 Index had a median market capitalization of $283 million). The fund intends to invest in companies whose market capitalizations fall within the normal range of the Index.

In addition, the fund does not invest in securities issued by tobacco-producing companies.

A quantitative stock valuation model compares each company's stock price to the company's earnings, book value, sales and other measures of performance potential. The managers also look for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers believe that by combining techniques used by fundamental value investors with extensive growth and earnings analysis they can minimize investment style bias and ultimately produce a "pure" stock selection process that seeks to add value in any market environment. The team also incorporates technical analysis to capture short-term price changes and evaluate the market's responsiveness to new information.


--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests primarily in common stocks, some may be other types of equities, such as preferred or convertible stocks. The fund also may invest up to 20% of net assets in US government securities. Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers then build a diversified portfolio of attractively rated companies using analytical tools to actively monitor the risk profile of the portfolio compared to appropriate benchmarks and peer groups. The managers use several strategies in seeking to reduce downside risk, including:

o    focusing on companies with reasonable valuations

o diversifying broadly among industries and companies (typically over 300 companies)

o limiting the majority of the portfolio to 2% in any one issuer (other funds may invest 5% or more)

The managers will normally sell a stock when the managers believe it is too highly valued, its fundamental qualities have deteriorated, when its potential risks have increased or when the company no longer qualifies as a small company.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the small company portion of the US market. When stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

To the extent that the fund has exposure to a given industry, any factors affecting that industry could affect the value of portfolio securities. For example, a rise in unemployment could hurt manufacturers of consumer goods.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors looking for broad exposure to small company stocks.

Other factors that could affect performance include:

o    small company stocks may be out of favor for certain periods

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks or other matters

o    derivatives could produce disproportionate losses

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the total returns for the fund's Class AARP shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates). On July 17, 2000, the fund was reorganized from AARP Small Company Stock Fund, a series of AARP Growth Trust, into Class AARP of Scudder Small Company Stock Fund, a newly created series of Investment Trust. The performance of Class AARP in the bar chart and performance table for periods prior to July 17, 2000 reflects the performance of AARP Small Company Stock Fund.

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class AARP only and may vary for Class S. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Small Company Stock Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                     Class AARP
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1998     -6.24
1999     -3.53
2000     -1.89
2001      9.58


2002 Total Return as of September 30: -16.80%
For the periods included in the bar chart:
Best Quarter: 20.42%, Q4 2001             Worst Quarter: -17.20%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------

                                              1 Year          Since Inception*
--------------------------------------------------------------------------------
Class AARP
--------------------------------------------------------------------------------
  Return before Taxes                          9.58                  5.49
--------------------------------------------------------------------------------
  Return after Taxes on Distributions          9.58                  5.43
--------------------------------------------------------------------------------
  Return after Taxes on Distributions
  and Sale of Fund Shares                      5.83                  4.46
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                       2.49                  7.22
--------------------------------------------------------------------------------

                                              1 Year          Since Inception**
--------------------------------------------------------------------------------
Class S (Return before Taxes)                  9.58                  3.04
--------------------------------------------------------------------------------
Index 1 (reflects no deductions for
fees, expenses or taxes)                       2.49                 -0.23
--------------------------------------------------------------------------------

Index: The Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small US stocks.

*  Since 2/1/1997. Index comparison begins 1/31/1997.

** Class S commenced operations on July 17, 2000. Index comparison begins July
   31, 2000.

Total returns from inception through 1998 and 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                            Class AARP         Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment    None              None
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                          0.75%             0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None              None
--------------------------------------------------------------------------------
Other Expenses*                                         1.13              0.98
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                        1.88              1.73
--------------------------------------------------------------------------------
Less Expense Waiver*                                    0.37              0.22
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)       1.51              1.51
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.45% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   Through September 30, 2003, Other Expenses are estimated to be 0.46% (annualized), and Total Annual Operating Expenses are estimated to be 1.21% (annualized) for Class AARP and Class S shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                       1 Year        3 Years        5 Years     10 Years
--------------------------------------------------------------------------------
Class AARP                     $154           $517          $945        $2,139
--------------------------------------------------------------------------------
Class S                        $154           $501          $896        $2,003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       Class AARP     Class S
                                     ticker symbol     ACOBX          SCOBX
                                       fund number     107            007

  Scudder Global Fund
--------------------------------------------------------------------------------


The Fund's Main Investment Strategy

The fund seeks long-term growth of capital, while actively seeking to reduce downside risk as compared with other global growth funds. The fund invests at least 65% of its total assets in US and foreign equities (equities issued by US and foreign-based companies). Most of the fund's equities are common stocks. Although the fund can invest in companies of any size and from any country, it generally focuses on established companies in countries with developed economies. In addition, the fund does not invest in securities issued by tobacco-producing companies.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The managers consider global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.


--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund's equity investments are mainly common stocks, but may also include preferred stocks and other securities with equity characteristics, such as convertible securities and warrants. Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments and may choose not to use them at all.

The managers use analytical tools to actively monitor the risk profile of the portfolio as compared to comparable funds and appropriate benchmarks and peer groups.

The managers use several strategies in seeking to reduce downside risk, including:

(i) diversifying broadly among companies, industries, countries and regions;
(ii) focusing on high-quality companies with reasonable valuations, and (iii) generally focusing on countries with developed economies.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given country.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform, both in the US and abroad. When stock prices fall, you should expect the value of your investment to fall as well. Foreign stocks tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. These risks tend to be greater in emerging markets, so to the extent that the fund invests in emerging markets (such as Latin America and most Pacific Basin countries), it takes on greater risks. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These may affect single companies as well as groups of companies.

A second major factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk, and may add to market losses or reduce market gains.

While developed foreign markets may be less risky than emerging markets, increasing globalization can make any market vulnerable to events elsewhere in the world.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o the fund's risk management strategies could make long-term performance somewhat lower than it would have been without these strategies

o at times, market conditions might make it hard to value some investments or to get an attractive price for them

o    derivatives could produce disproportionate losses


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for long-term investors who are interested in a broadly diversified approach to global investing with an emphasis on long-term growth of capital.

The Fund's Performance History

While a fund's past performance (before and after taxes) isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures assume reinvestment of dividends and distributions (in the case of after-tax returns, reinvested net of assumed tax rates).

The table shows returns on a before-tax and after-tax basis. After-tax returns are shown for Class S only and will vary for Class AARP. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Scudder Global Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1992        4.54
1993       31.10
1994       -4.20
1995       20.53
1996       13.65
1997       17.24
1998       12.59
1999       23.47
2000       -3.01
2001      -16.40


2002 Total Return as of September 30: -21.19%
For the periods included in the bar chart:
Best Quarter: 15.20%, Q4 1999             Worst Quarter: -13.26%, Q3 2001


--------------------------------------------------------------------------------

The Return After Taxes on Distributions assumes that an investor holds fund shares at the end of the period. The number only represents the fund's taxable distributions, not a shareholder's gain or loss from selling fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her fund shares at the end of the period. The number reflects both the fund's taxable distributions and a shareholder's gain or loss from selling fund shares.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
                                       1 Year        5 Years        10 Years
--------------------------------------------------------------------------------
Class S
--------------------------------------------------------------------------------
  Return before Taxes                 -16.40           5.73          9.04
--------------------------------------------------------------------------------
  Return after Taxes on               -18.68          -5.41          1.45
  Distributions
--------------------------------------------------------------------------------
  Return after Taxes on               -11.35          -4.21          1.20
  Distributions and Sale of Fund
  Shares
--------------------------------------------------------------------------------
Index (reflects no deductions for     -16.82           5.37          8.06
fees, expenses or taxes)
--------------------------------------------------------------------------------

                                       1 Year            Since Inception*
--------------------------------------------------------------------------------
Class AARP (Return before taxes)      -16.44                  -14.05
--------------------------------------------------------------------------------
Index (reflects no deductions for     -16.82                 -18.00**
fees, expenses or taxes)
--------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) World Index, an unmanaged capitalization-weighted measure of global stock markets including the US, Canada, Europe, Australia and the Far East.

*  Inception: 9/11/2000

** Index comparison begins 9/30/2000.

How Much Investors Pay

The fund's Class AARP and Class S shares have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP      Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment     None           None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                           0.97%         0.97%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                        None           None
--------------------------------------------------------------------------------
Other Expenses*                                           1.05          0.68
--------------------------------------------------------------------------------
Total Annual Operating Expenses*                          2.02          1.65
--------------------------------------------------------------------------------
Expense Waiver*                                           0.57          0.20
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after waiver)         1.45          1.45
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.47% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.445% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------
Class AARP                   $147          $519           $978         $2,250
--------------------------------------------------------------------------------
Class S                      $147          $479           $857         $1,918
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval. The Board will provide shareholders with at least 60 days' notice prior to making any changes to Scudder GNMA Fund and Scudder Small Company Stock Fund's 80% investment policy. However, the policy of investing at least 80% of net assets, plus the amount of any borrowings for investment purposes, in municipal securities exempt from regular federal income tax for Scudder Managed Municipal Bond Fund cannot be changed without shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% (20% in the case of Scudder Managed Municipal Bond Fund) of its assets into investments such as money market securities. This could prevent losses, but while engaged in a temporary defensive position, a fund may not achieve its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

o Scudder GNMA Fund and Scudder Small Company Stock Fund may trade securities more actively, which could mean higher expenses (thus lowering performance) and higher taxable distributions.

o The advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated, judged by the advisor to be of equivalent quality. All securities must meet the credit quality standards applied by the advisor. If a security's credit quality changes, the advisor will decide what to do with the security, based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each fund. Under the supervision of the Board of Trustees/Directors, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each fund's investment decisions, buys and sells securities for each fund and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. Each fund's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Bank Securities, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the most recent fiscal year, as a percentage of each fund's average daily net assets:

Fund Name                                              Fee Paid
---------------------------------------------------------------------
Scudder GNMA Fund                                        0.40%
---------------------------------------------------------------------
Scudder Managed Municipal Bond Fund                      0.41%
---------------------------------------------------------------------
Scudder Growth and Income Fund                           0.45%
---------------------------------------------------------------------
Scudder Capital Growth Fund                              0.58%
---------------------------------------------------------------------
Scudder Small Company Stock Fund                         0.75%
---------------------------------------------------------------------
Scudder Global Fund                                      0.97%
---------------------------------------------------------------------

AARP through its affiliates, monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The Scudder Managed Municipal Bond Fund entered into a new investment management agreement with the advisor effective June 11, 2001. The table below describes the fee rates for the fund.

---------------------------------------------------------------------
Average Daily Net Assets                                 Fee Rate
---------------------------------------------------------------------
Investment Management Fee
---------------------------------------------------------------------
first $250 million                                        0.45%
---------------------------------------------------------------------
next $750 million                                         0.43%
---------------------------------------------------------------------
next $1.5 billion                                         0.41%
---------------------------------------------------------------------
next $2.5 billion                                         0.40%
---------------------------------------------------------------------
next $2.5 billion                                         0.38%
---------------------------------------------------------------------
next $2.5 billion                                         0.36%
---------------------------------------------------------------------
next $2.5 billion                                         0.34%
---------------------------------------------------------------------
over $12.5 billion                                        0.32%
---------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of each fund.

Scudder GNMA Fund                         Scudder Managed Municipal Bond Fund

  Scott Dolan                               Philip G. Condon
  Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
  Management and Lead Manager of            Management and Co-Lead Manager of
  the fund. the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      in 1989.                                  in 1983 and the fund in 1990.
  o   Joined the Fund in 1997.              o   Over 26 years of investment
  o   Over 13 years of investment               industry experience.
      industry experience.                  o   MBA, University of Massachusetts
  o   MS, Boston College.                       at Amherst.

  Sean McCaffrey                            Ashton P. Goodfield
  CFA, Managing Director of Deutsche        CFA, Managing Director of Deutsche
  Asset Management and Portfolio Manager    Asset Management and Co-Lead Manager
  of the fund.                              of the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      in 1996 after five years of               in 1986 and the fund in 1998.
      experience as fixed income analyst    o   Over 16 years of investment
      specializing in synthetic GIC bond        industry experience.
      portfolios at Fidelity Investments.
  o   Portfolio manager for Stable Value    Eleanor R. Brennan
      strategies, responsible for           CFA, Director of Deutsche Asset
      overseeing the group's stable         Management and Co-Lead Manager of
      value and bond index efforts in       the fund.
      asset-backed and mortgage-backed      o   Joined Deutsche Asset Management
      securities as well as other               in 1995 and the fund in 1999.
      financial instruments underlying      o   Over 16 years of investment
      synthetic GICs: New York.                 industry experience.
  o   MBA, Yale University.                 o   MS, Drexel University.
  o   Joined the fund in 2002.
                                            Matthew J. Caggiano
  William Chepolis                          CFA, Vice President of Deutsche
  CFA, Managing Director of Deutsche        Asset Management and Portfolio
  Asset Management and Portfolio Manager    Manager of the fund.
  of the fund.                              o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management          in 1989 and the fund in 1999.
      in 1998 and the fund in 2002.         o   Over 13 years of investment
  o   Previously worked at Norwest Bank         industry experience.
      Minnesota, N.A. (now Wells Fargo      o   MS, Boston College.
      Bank) as a portfolio manager
      (1983-88, 1993-98) and foreign
      exchange currency and option
      trader (1988-1995).

Scudder Growth and Income Fund            Scudder Capital Growth Fund

  Kathleen Millard                          Julie M. Van Cleave
  CFA, Managing Director of Deutsche        CFA, Managing Director of Deutsche
  Asset Management and Lead Portfolio       Asset Management and Portfolio
  Manager of the fund.                      Manager of the fund.
  o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
      in 1991 and has over 7 years              and the fund in 2002.
      experience managing the fund.         o   Head of Large Cap Growth.
  o   Head of global portfolio selection    o   Previous experience includes 18
      team for US Large Cap Core Equity:        years' investment industry
      New York.                                 experience at Mason Street
  o   Over 19 years of investment               Advisors, most recently serving
      industry experience.                      as Managing Director and team
                                                leader for the large cap
  Gregory Adams                                 investment team.
  CFA, Director of Deutsche Asset           o   MBA, University of Wisconsin--
  Management and Portfolio Manager of           Madison.
  the fund.
  o   Joined Deutsche Asset Management      Jack A. Zehner
      and the fund in 1999.                 Director of Deutsche Asset
  o   Over 14 years of investment           Management and Portfolio Manager of
      industry experience.                  the fund.
  o   Previously managed Chase Vista        o   Joined Deutsche Asset Management
      Growth & Income Fund, Chase Vista         and the fund in 2002.
      Large Cap Equity Fund, Chase Vista    o   Previous experience includes
      Balanced Fund and other equity            eight years' investment industry
      portfolios for Chase Asset                experience at Mason Street
      Management.                               Advisors where he served most
                                                recently as Director--
  Andrew Brudenell                              Common Stock.
  CFA, Vice President of Deutsche Asset     o   MBA, Marquette University.
  Management and Portfolio Manager of
  the fund.                                 Thomas J. Schmid
  o   Joined Deutsche Asset Management      CFA, Director of Deutsche Asset
      in 1997 and the fund in 2002.         Management and Portfolio Manager of
  o   Portfolio Manager for US Large Cap    the fund.
      Core Equity: New York.                o   Joined Deutsche Asset Management
  o   MS, London School of Economics.           and the fund in 2002.
                                            o   Previous experience includes 15
                                                years' investment industry
                                                experience, most recently
                                                serving as Director -- Common
                                                Stock at Mason Street Advisors.
                                            o   MBA, University of Chicago.

Scudder Small Company Stock Fund          Scudder Global Fund

  David Koziol                              William Holzer
  CFA, Director of Deutsche Asset           Managing Director of Deutsche Asset
  Management and Co-Manager of the fund.    Management and Co-Manager of the
  o   Head of Global Quantitative           fund.
      Equity: New York.                     o   Joined Deutsche Asset Management
  o   Joined Deutsche Asset Management          in 1980 and the fund in 1986.
      in 2001 and the fund in 2002          o   Over 24 years of experience in
      having previously been a principal        global investing.
      at Barclays Global Investors and      o   MBA, New York University.
      an investment banker at Salomon
      Brothers.                             Steve M. Wreford
  o MBA, Massachusetts Institute of         Vice President of Deutsche Asset
      Technology.                           Management and Co-Manager of the
                                            fund.
  Michael Patchen                           o   Joined Deutsche Asset Management
  Vice President of Deutsche Asset              in 2001 and the fund in 2002.
  Management and Co-Manager of the fund.    o   Responsible for European
  o   Head of Global Quantitative               Telecommunications Research.
      Equities Portfolio Management: New    o   Prior to that, served as equity
      York.                                     analyst responsible for European
  o   Joined Deutsche Asset Management          telecommunication research,
      in 2000 and the fund in 2002              after five years of experience
      having previously managed global          as telecommunication and
      mandates at AQR Capital Management        technology equity analyst for
      and Goldman Sachs Asset Management.       CCF International, New York; CCF
  o   BS, Wharton Business School,              Charterhouse, London and as
      University of Pennsylvania.               management consultant in
                                                telecommunications for KPMG, UK
  Joshua Feuerman                           o   Qualified Chartered Accountant,
  CFA, Managing Director of Deutsche UK         (US CPA equivalent).
  Asset Management and Portfolio Manager
  of the fund.                              Peter J. Crays
  o   Director of Investment Product        Assistant Vice President of Deutsche
      Strategies: New York.                 Asset Management and Co-Manager of
  o   Joined Deutsche Asset Management      the fund.
      in 1999 and the fund in 2002.         o   Joined Deutsche Asset Management
  o   10 years of experience at State           in 1999 and the fund in 2000.
      Street Global Advisors where he       o   Vice president/research manager
      served as head of international           for the Americas, IBES
      strategies, including emerging and        International, Inc. from 1994 to
      developed markets.                        1999.
  o   MBA, University of Chicago.           o   MBA, Fordham University.

                                            Nick Bratt
                                            Managing Director of Deutsche Asset
                                            Management and Co-Manager of the
                                            fund.
                                            o   Joined Deutsche Asset Management
                                                in 1973 and the fund in 1993.
                                            o   Head of Global Equity products:
                                                New York.
                                            o   Over 26 years of experience in
                                                international investing.

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover). On July 17, 2000, Scudder Capital Growth Fund and Scudder Small Company Stock Fund were reorganized from AARP Growth Trust into two newly created series of Investment Trust. On July 17, 2000, Scudder GNMA Fund changed its name from AARP GNMA and US Treasury Fund, a series of AARP Income Trust.

Scudder GNMA Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended September 30,                2002^d    2001    2000    1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period     $15.32   $14.60  $14.61  $15.40  $15.16
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                   .72^a    .91^a     .94     .94     .99
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions         .23      .72   (.01)   (.79)     .24
--------------------------------------------------------------------------------
  Total from investment operations          .95     1.63     .93     .15    1.23
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   (.83)    (.91)   (.94)   (.94)   (.99)
--------------------------------------------------------------------------------
Net asset value, end of period           $15.44   $15.32  $14.60  $14.61  $15.40
--------------------------------------------------------------------------------
Total Return (%)                           6.47    11.50    6.62     .99    8.40
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    3,987    3,875   3,703   4,216   4,593
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              .70      .71   .74^b     .65     .61
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              .70      .71   .73^b     .65     .61
--------------------------------------------------------------------------------
Ratio of net investment income (%)         4.76     6.06    6.52    6.25    6.52
--------------------------------------------------------------------------------
Portfolio turnover rate (%)               351^c   203^c    264^c    245^c    160
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .73% and .73%, respectively.

^c The portfolio turnover rates including mortgage dollar roll transactions were 384%, 231%, 337% and 258% for the periods ended September 30, 2002, 2001,
   2000 and 1999, respectively.

^d As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage backed securities which were included in realized gain (loss) on investment transactions prior to October 1, 2001 are included as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income by $.08, increase net realized and unrealized gain/(loss) per share by $.08, and decrease the ratio of net investment income to average net assets from 5.27% to 4.76%. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

Scudder GNMA Fund -- Class S

--------------------------------------------------------------------------------
 Years Ended September 30,                             2002^e    2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $15.32    $14.61   $14.45
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                               .72^b     .91^b      .19
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                               .23       .72      .16
--------------------------------------------------------------------------------
  Total from investment operations                      .95      1.63      .35
--------------------------------------------------------------------------------
Less distributions from:                              (.83)     (.92)    (.19)
  Net investment income
--------------------------------------------------------------------------------
Net asset value, end of period                       $15.44    $15.32   $14.61
--------------------------------------------------------------------------------
Total Return (%)                                       6.47     11.49     2.72
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                  455       399      306
--------------------------------------------------------------------------------
Ratio of expenses (%)                                   .70       .72    .68^c
--------------------------------------------------------------------------------
Ratio of net investment income (%)                     4.76      6.05     6.64
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                           351^d     203^d    264^d
--------------------------------------------------------------------------------


^a For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^b Based on average shares outstanding during the period.

^c The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .71%.

^d The portfolio turnover rates including mortgage dollar roll transactions were 384%, 231% and 337% for the periods ended September 30, 2002, 2001 and 2000, respectively.

^e As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage backed securities which were included in realized gain (loss) on investment transactions prior to October 1, 2001 are included as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income by $.08, increase net realized and unrealized gain/(loss) per share by $.08, and decrease the ratio of net investment income to average net assets from 5.27% to 4.76%. Per share data and ratios for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

Scudder Managed Municipal Bond Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended May 31,                                            2002^c    2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 8.95   $ 8.69
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .45      .37
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                    .17      .26
--------------------------------------------------------------------------------
  Total from investment operations                                .62      .63
--------------------------------------------------------------------------------
Less distributions from:                                        (.45)    (.37)
  Net investment income
--------------------------------------------------------------------------------
Net asset value, end of period                                 $ 9.12   $ 8.95
--------------------------------------------------------------------------------
Total Return (%)                                                 6.92   7.35^**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          1,502    1,470
--------------------------------------------------------------------------------
Ratio of expenses (%)                                             .57   .64^b*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                               4.92   4.92^*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        33       11
--------------------------------------------------------------------------------


^a For the period from July 31, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

^b The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction was .65%.

^c As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized gain (loss) and net unrealized gains and losses per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

*    Annualized

**   Not annualized

Scudder Managed Municipal Bond Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended May 31,               2002^d   2001    2000   1999^a  1998^b  1997^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                             $ 8.95 $ 8.43  $ 8.98  $ 9.18   $ 9.13 $ 8.84
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income               .45    .44     .46     .19      .45    .46
----------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions   .17    .52   (.51)   (.20)      .10    .34
----------------------------------------------------------------------------------
  Total from investment operations    .62    .96   (.05)   (.01)      .55    .80
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.45)  (.44)   (.46)   (.19)    (.45)  (.46)
----------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                         --     --   (.04)      --    (.05)  (.05)
----------------------------------------------------------------------------------
  Total distributions               (.45)  (.44)   (.50)   (.19)    (.50)  (.51)
----------------------------------------------------------------------------------
Net asset value, end of period     $ 9.12 $ 8.95  $ 8.43  $ 8.98   $ 9.18 $ 9.13
----------------------------------------------------------------------------------
Total Return (%)                     7.04  11.55   (.62)  (.17)^**   6.23   9.29
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          812    814     664     713      737    728
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        .57    .65   .66^c   .64^*      .62    .64
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        .57    .65   .65^c   .64*^      .62    .64
----------------------------------------------------------------------------------
Ratio of net investment income (%)   4.92   4.96    5.27  4.92^*     4.96   5.12
----------------------------------------------------------------------------------
Portfolio turnover rate (%)            33     11      47    14^*        9     10
----------------------------------------------------------------------------------

^a For the five months ended May 31, 1999. On August 10, 1998, the Fund changed its fiscal year end from December 31 to May 31.

^b   Years ended December 31.

^c The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .65% and .64%, respectively.

^d As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the period ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized gain (loss) and net unrealized gains and losses per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

*    Annualized

**   Not annualized


                                       50

Scudder Growth and Income Fund -- Class AARP

--------------------------------------------------------------------------------
 Years Ended September 30,                              2002     2001     2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $19.08    $27.01   $27.09
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                        .14       .17      .01
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                            (3.91)    (6.36)    (.06)
--------------------------------------------------------------------------------
  Total from investment operations                   (3.77)    (6.19)    (.05)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                               (.13)     (.18)    (.03)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions          --    (1.56)       --
--------------------------------------------------------------------------------
  Total distributions                                 (.13)    (1.74)    (.03)
--------------------------------------------------------------------------------
Net asset value, end of period                       $15.18    $19.08   $27.01
--------------------------------------------------------------------------------
Total Return (%)                                     (19.90)   (24.15)  (.18)^**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                2,338     3,416    5,353
--------------------------------------------------------------------------------
Ratio of expenses (%)                                   .76       .76    .75^*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               .69       .71   .04^**
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              52        57     55^*
--------------------------------------------------------------------------------


^a For the period from August 14, 2000 (commencement of sales of Class AARP shares) to September 30, 2000.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized


                                       51

Scudder Growth and Income Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended September 30,        2002     2001   2000^a   1999^b  1998^b  1997^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                          $19.08   $27.02  $26.69   $26.31  $27.33  $23.23
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^c  .14      .17     .13      .48     .62     .62
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                  (3.92)   (6.36)     .51     1.11    1.06    6.26
----------------------------------------------------------------------------------
  Total from investment
  operations                    (3.78)   (6.19)     .64     1.59    1.68    6.88
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.13)    (.19)   (.11)    (.51)   (.61)   (.58)
----------------------------------------------------------------------------------
  Net realized gains on
  investment transactions           --   (1.56)   (.20)    (.70)  (2.09)  (2.20)
----------------------------------------------------------------------------------
  Total distributions            (.13)   (1.75)   (.31)   (1.21)  (2.70)  (2.78)
----------------------------------------------------------------------------------
Net asset value, end of period  $15.17   $19.08  $27.02   $26.69  $26.31  $27.33
----------------------------------------------------------------------------------
Total Return (%)                (19.91)  (24.14) 2.32^**    6.15    6.07   30.31
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                     2,218    3,434   5,834    6,765   7,582   6,834
----------------------------------------------------------------------------------
Ratio of expenses (%)              .76      .76  .86^d*      .80     .74     .76
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                         .69      .71   .64^*     1.76    2.20    2.31
----------------------------------------------------------------------------------
Portfolio turnover rate (%)         52       57    55^*       70      41      22
----------------------------------------------------------------------------------

^a For the nine months ended September 30, 2000. On February 7, 2000, the Fund changed its fiscal year end from December 31 to September 30.

^b   For the year ended December 31.

^c   Based on average shares outstanding during the period.

^d The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was .84%.

*    Annualized

**   Not annualized


                                       52

Scudder Capital Growth Fund -- Class AARP

----------------------------------------------------------------------------------
 Years Ended September 30,              2002     2001     2000    1999     1998
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period  $39.74   $73.41   $62.68  $51.24   $57.84
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a       (.03)    (.07)    (.10)     .04      .28
----------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions   (9.03)   (25.89)   16.27   18.19   (2.26)
----------------------------------------------------------------------------------
  Total from investment operations    (9.06)   (25.96)   16.17   18.23   (1.98)
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --       --    (.04)   (.24)    (.31)
----------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                         (.02)   (7.71)   (5.40)  (6.55)   (4.31)
----------------------------------------------------------------------------------
  Total distributions                  (.02)   (7.71)   (5.44)  (6.79)   (4.62)
----------------------------------------------------------------------------------
Net asset value, end of period        $30.66   $39.74   $73.41  $62.68   $51.24
----------------------------------------------------------------------------------
Total Return (%)                      (22.85)  (38.60)   26.01   36.83   (3.39)
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)   840    1,279    2,450   1,735    1,247
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                           .87      .88    .91^b     .91      .87
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                           .87      .88    .90^b     .91      .87
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                             (.06)    (.13)    (.13)     .07      .50
----------------------------------------------------------------------------------
Portfolio turnover rate (%)               13       35       66      68       53
----------------------------------------------------------------------------------


^a Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .90% and .90%, respectively.

                                       53

Scudder Capital Growth Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended September 30,                               2002     2001    2000^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                   $39.74   $73.41  $76.71
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                        (.02)    (.08)   (.02)
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                              (9.03)   (25.88) (3.28)
----------------------------------------------------------------------------------
  Total from investment operations                     (9.05)   (25.96) (3.30)
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment transactions         (.02)   (7.71)      --
----------------------------------------------------------------------------------
Net asset value, end of period                         $30.67   $39.74  $73.41
----------------------------------------------------------------------------------
Total Return (%)                                       (22.82)  (38.60) (4.30)^**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    128      202       7
----------------------------------------------------------------------------------
Ratio of expenses (%)                                   .85^c      .88   .89^*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               (.04)    (.16)  (.15)^*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                13       35      66
----------------------------------------------------------------------------------

^a For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^b   Based on average shares outstanding during the period.

^c The ratio of operating expenses includes a one-time reduction in certain liabilities of an acquired fund (Classic Growth Fund). The ratio without the reduction was .87%.

*    Annualized

**   Not annualized

                                       54

Scudder Small Company Stock Fund -- Class AARP

----------------------------------------------------------------------------------
 Years Ended September 30,              2002     2001     2000    1999     1998
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period  $16.06   $18.32   $17.89  $16.93   $20.02
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a       (.03)    (.06)    (.08)     .02      .01
----------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions      .06   (2.20)      .53     .96   (2.98)
----------------------------------------------------------------------------------
  Total from investment operations       .03   (2.26)      .45     .98   (2.97)
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                   --       --    (.02)   (.02)    (.04)
----------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                            --       --       --      --    (.08)
----------------------------------------------------------------------------------
  Total distributions                     --       --    (.02)   (.02)    (.12)
----------------------------------------------------------------------------------
Net asset value, end of period        $16.09   $16.06   $18.32  $17.89   $16.93
----------------------------------------------------------------------------------
Total Return (%)                         .19   (12.34)  2.41^b    5.70   (14.91)^b
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)    37       34       48      66       97
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                          1.21     1.23   1.86^c    1.70     1.80
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                          1.21     1.23   1.73^c    1.70     1.75
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                             (.17)    (.32)    (.46)     .13      .07
----------------------------------------------------------------------------------
Portfolio turnover rate (%)              146       48       48      17       12
----------------------------------------------------------------------------------


^a Based on average shares outstanding during the period.

^b Total return would have been lower had certain expenses not been reduced.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.78% and 1.65%, respectively.

*  Annualized

** Not annualized

                                       55

Scudder Small Company Stock Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended September 30,                              2002     2001     2000^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                 $16.05    $18.30   $18.50
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                      (.03)     (.06)     --^c
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                               .06    (2.19)    (.20)
----------------------------------------------------------------------------------
  Total from investment operations                      .03    (2.25)    (.20)
----------------------------------------------------------------------------------
Net asset value, end of period                       $16.08    $16.05   $18.30
----------------------------------------------------------------------------------
Total Return (%)                                        .19    (12.30)  (1.14)^**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                   41        42       46
----------------------------------------------------------------------------------
Ratio of expenses (%)                                  1.21      1.23   1.19^d*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)             (.17)     (.32)   (.21)^*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                             146        48       48
----------------------------------------------------------------------------------


^a For the period from July 17, 2000 (commencement of sales of Class S shares) to September 30, 2000.

^b   Based on average shares outstanding during the period.

^c   Amount is less than $.005.

^d The ratio of operating expenses includes a one-time reduction in reorganization costs in fiscal 2000. The ratio without this reduction was 1.24%.

*    Annualized

**   Not annualized


                                       56

Scudder Global Fund -- Class AARP

----------------------------------------------------------------------------------
 Years Ended August 31,                                          2002     2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                           $23.16   $27.40
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                  .13      .22
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 (3.90)   (4.31)
----------------------------------------------------------------------------------
  Total from investment operations                             (3.77)   (4.09)
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.47)    (.05)
----------------------------------------------------------------------------------
  Net realized gains on investment transactions                 (.15)    (.10)
----------------------------------------------------------------------------------
  Total distributions                                           (.62)    (.15)
----------------------------------------------------------------------------------
Net asset value, end of period                                 $18.77   $23.16
----------------------------------------------------------------------------------
Total Return (%)                                               (16.62)  (14.99)^**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                             90      126
----------------------------------------------------------------------------------
Ratio of expenses (%)                                            1.35   1.30^c*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                         .62    .90^*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                        31       40
----------------------------------------------------------------------------------


^a For the period from September 11, 2000 (commencement of sales of Class AARP shares) to August 31, 2001.

^b   Based on average shares outstanding during the period.

^c The ratio of operating expenses includes a one-time reduction in reorganization costs from fiscal 2000. This ratio without this reduction was 1.34%.

*    Annualized

**   Not annualized


                                       57

Scudder Global Fund -- Class S

----------------------------------------------------------------------------------
 Years Ended August 31,             2002    2001    2000   1999^a  1999^b  1998^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of
period                            $23.15  $31.36  $31.25  $31.30   $32.41 $33.67
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^c     .13     .21   .53^d     .02      .23    .38
----------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                    (3.90)  (4.77)    3.69   (.07)     1.82   3.82
----------------------------------------------------------------------------------
  Total from investment operations(3.77)  (4.56)    4.22   (.05)     2.05   4.20
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.47)   (.25)   (.20)      --    (.55)  (.88)
----------------------------------------------------------------------------------
  Net realized gains on
  investment transactions          (.15)  (3.40)  (3.91)      --   (2.61) (4.58)
----------------------------------------------------------------------------------
  Total distributions              (.62)  (3.65)  (4.11)      --   (3.16) (5.46)
----------------------------------------------------------------------------------
Net asset value, end of period    $18.76  $23.15  $31.36  $31.25   $31.30 $32.41
----------------------------------------------------------------------------------
Total Return (%)                  (16.62) (16.34)  13.83  (.16)^**   7.18  14.93
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period
($ millions)                         756   1,090   1,552   1,553    1,610  1,766
----------------------------------------------------------------------------------
Ratio of expenses (%)               1.35  1.34^e  1.33^f  1.36^*     1.35   1.34
----------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                           .62     .86  1.71^d   .44^*      .79   1.19
----------------------------------------------------------------------------------
Portfolio turnover rate (%)           31      40      60    29^*       70     51
----------------------------------------------------------------------------------


^a For the two months ended August 31, 1999. On June 7, 1999, the Fund changed its fiscal year end from June 30 to August 31.

^b   For the years ended June 30.

^c   Based on average shares outstanding during the period.

^d Net investment income per share includes non-recurring dividend income amounting to $.29 per share; the ratio of net investment income excluding the non-recurring dividend is .77%.

^e The ratio of operating expenses includes a one-time reduction in reorganization costs from fiscal 2000. This ratio without this reduction was 1.34%.

^f The ratio of operating expenses excluding costs incurred in connection with a fund complex reorganization was 1.32%.

*    Annualized

**   Not annualized

  How to Invest in the Funds

  The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

  If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

  As noted earlier, there are two classes of shares of each fund available through this prospectus. The instructions for buying and selling each class are slightly different.

  Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
First investment                         Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts      $50 minimum for regular accounts and
                                         IRA accounts
$500 or more for IRAs
                                         $50 minimum with an Automatic
                                         Investment Plan, Payroll Deduction or
                                         Direct Deposit
--------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call             Send a personalized investment slip or
  1-800-253-2277                         short note that includes:

o Fill out and sign an enrollment form   o fund and class name

o Send it to us at the appropriate       o account number
  address, along with an investment
  check                                  o check payable to "The AARP Investment
                                           Program"
--------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions   o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
By phone

--                                       o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on    o To set up regular investments from a
  your enrollment form and include a       bank checking account, call
  voided check                             1-800-253-2277
--------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on      o Once you specify a dollar amount,
  your enrollment form and submit it.      investments are automatic.
  You will receive further instructions
  by mail.
--------------------------------------------------------------------------------
Using QuickBuy

--                                       o Call 1-800-253-2277 to speak to a
                                           representative

                                         o or, to use QuickBuy on the
                                           Easy-Access Line, call 1-800-631-4636
                                           and follow the instructions on how to
                                           purchase shares
--------------------------------------------------------------------------------
On the Internet

o Go to "services and forms-- How to     o Call 1-800-253-2277 to ensure you
  open an account" at aarp.scudder.com     have electronic services

o Print out a prospectus and an          o Register at aarp.scudder.com
  enrollment form
                                         o Follow the instructions for buying
o Complete and return the enrollment       shares with money from your bank
  form with your check                     account
--------------------------------------------------------------------------------

Regular mail: The AARP Investment Program,
First investment: PO Box 219735, Kansas City, MO 64121-9735
Additional investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account     Some transactions, including most for
($500 or more for IRAs)                  over $100,000, can only be ordered in
                                         writing; if you're in doubt, see
$50 or more for exchanges between        page 66
existing accounts
--------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions   o Call 1-800-253-2277 for instructions
--------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800-631-4636 and follow the     o Call 1-800-631-4636 and follow the
  instructions                             instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:        Your instructions should include:

o your account number                    o your account number

o names of the funds, class and number   o name of the fund, class and number of
  of shares or dollar amount you want      shares or dollar amount you want to
  to exchange                              redeem
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o To set up regular cash payments from
                                           an account, call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell

--                                       o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com          --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

 To reach us:    o Web site aarp.scudder.com

                 o Program representatives 1-800-253-2277, M-F, 8 a.m. - 7 p.m.
                   EST

                 o Confidential fax line 1-800-821-6234, always open

                 o TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST


 Class AARP      o AARP Lump Sum Service For planning and setting up a lump
 Services          sum distribution.

                 o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs

                 o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress

                 o For more information, please call 1-800-253-2277.

How to Buy, Sell and Exchange Class S Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The Scudder Funds."

--------------------------------------------------------------------------------
First investment                         Additional investments
--------------------------------------------------------------------------------
$2,500 or more for regular accounts      $50 or more for regular accounts and
                                         IRA accounts
$1,000 or more for IRAs
                                         $50 or more with an Automatic
                                         Investment Plan
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application       Send a Scudder investment slip or
                                         short note that includes:
o Send it to us at the appropriate
  address, along with an investment      o fund and class name
  check
                                         o account number

                                         o check payable to "The Scudder Funds"
--------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions    o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
By phone

--                                       o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your        o To set up regular investments from a
  application and include a voided         bank checking account, call
  check                                    1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickBuy

--                                       o Call 1-800-SCUDDER to speak to a
                                           representative

                                         o or, to use QuickBuy on SAIL(TM), call
                                           1-800-343-2890 and follow the
                                           instructions on how to purchase
                                           shares
--------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at            o Call 1-800-SCUDDER to ensure you have
  myScudder.com                            electronic services

o Print out a prospectus and a new       o Register at myScudder.com
  account application
                                         o Follow the instructions for buying
o Complete and return the application      shares with money from your bank
  with your check                          account
--------------------------------------------------------------------------------

Regular mail:
First investment: Scudder Investments, PO Box 219669, Kansas City, MO 64121-9669

Additional investments: Scudder Investments, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
Scudder Investments, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only) Exchanging or

Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Exchanging into another fund             Selling shares
--------------------------------------------------------------------------------
$2,500 or more to open a new account     Some transactions, including most for
($1,000 or more for IRAs)                over $100,000, can only be ordered in
                                         writing; if you're in doubt, see page
$50 or more for exchanges between        66
existing accounts
--------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions    o Call 1-800-SCUDDER for instructions
--------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the     o Call 1-800-343-2890 and follow the
  instructions                             instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:        Your instructions should include:

o the fund, class and account number     o the fund, class and account number
  you're exchanging out of                 from which you want to sell shares

o the dollar amount or number of shares  o the dollar amount or number of shares
  you want to exchange                     you want to sell

oo the name and class of the fund you     o your name(s), signature(s) and
  want to exchange into                    address, as they appear on your
                                           account
o your name(s), signature(s) and
  address, as they appear on your        o a daytime telephone number
  account

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                       o To set up regular cash payments from
                                           a Scudder account, call 1-800-SCUDDER
--------------------------------------------------------------------------------
Using QuickSell

--                                       o Call 1-800-SCUDDER
--------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com              o Register at myScudder.com

o Follow the instructions for making     o Follow the instructions for making
  on-line exchanges                        on-line redemptions
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you received from them about how to buy and sell shares. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge fees separate from those charged by a fund.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class AARP and Class S shares. Certain funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price for each class every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is in "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial representative to forward your order to the transfer agent in a timely manner.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questionso You can speak to a Scudder representative between 8 a.m. and 7 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Ordinarily, your investment in Scudder GNMA Fund and Scudder Managed Municipal Bond Fund will start to accrue dividends the next business day after your purchase is processed. When selling shares, you'll generally receive the dividend for the day on which your shares were sold.

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP Shares
---------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
---------------------------------------------------------------------

For Class S Shares
---------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at
1-800-343-2890
---------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two or three days to be completed and there is a $50 minimum and a $250,000 maximum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

The Scudder Web site can be a valuable resource for shareholders with Internet access. To get up-to-date information, review balances or even place orders for exchanges, go to aarp.scudder.com (Class AARP) or myScudder.com (Class S).

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are generally completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

We do not issue share certificates. However, if you currently have shares in certificated form, you must include the share certificates properly endorsed or accompanied by a duly executed stock power. You may not exchange or redeem shares in certificate form by telephone or via the Internet.

Exchanges are a shareholder privilege, not a right: we may reject any exchange order or require a shareholder to own shares of a fund for 15 days before we process the purchase order for the other fund, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

The fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the fund cannot accept cash, starter checks, money orders, third party checks, or checks issued by credit card companies or Internet-based companies.

When you want to sell more than $100,000 worth of shares or send proceeds to a third party or to a new address, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public and we must be provided with the original guarantee.

Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial representative for more information.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

How the funds calculate share price

For each share class, the price at which you buy shares is the net asset value per share, or NAV.

To calculate NAV, each share class of each fund uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by a fund's Board which are intended to reflect fair value when market quotations or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a fund's value for a security is likely to be different from the last quoted market price or pricing service information.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days or at times when the funds don't price their shares.

Other rights we reserve

You should be aware that we may do any of the following:

o    withdraw or suspend the offering of shares at any time

o withhold 30% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders and $250 for Class S retirement accounts. We will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

o suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares

o    reject or limit purchases of shares for any reason

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to shareholders on the following schedule, or otherwise as needed.

Scudder GNMA Fund                     monthly
---------------------------------------------------------------------
Scudder Managed Municipal Bond Fund   declared daily, paid monthly
---------------------------------------------------------------------
Scudder Growth and Income Fund        quarterly*
---------------------------------------------------------------------
Scudder Capital Growth Fund           annually, December
---------------------------------------------------------------------
Scudder Small Company Stock Fund      annually, December
---------------------------------------------------------------------
Scudder Global Fund                   annually, November or December
---------------------------------------------------------------------

*  March, June, September and December

Short-term and long-term capital gains for each fund will normally be paid in December or otherwise as needed.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
---------------------------------------------------------------------
o short-term capital gains from selling fund shares
---------------------------------------------------------------------
o taxable income dividends you receive from a fund
---------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
---------------------------------------------------------------------

Generally taxed at capital gains rates
---------------------------------------------------------------------
o long-term capital gains from selling fund shares
---------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
---------------------------------------------------------------------


Dividends from Scudder Managed Municipal Bond Fund are generally tax-free for most shareholders, meaning that investors who are individuals can receive them without incurring federal tax liability (such dividends may also be free from state or local income taxes for certain investors). However, there are a few exceptions:

o a portion of the fund's dividends may be taxable as ordinary income if it came from investments in taxable securities

o to the extent a fund invests in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

You may be able to claim a tax credit or deduction for your share of any foreign taxes Scudder Global Fund pays.

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If a fund's distributions exceed its income and capital gains realized in any year, all or a portion of those distributions may be treated, for tax purposes, as a return of capital. A return of capital generally will not be taxable to you but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell your shares.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive (except from Scudder GNMA Fund and Scudder Managed Municipal Bond Fund).

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a fund, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S), or contact Scudder Investments at the address listed below. These documents and other information about each fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each fund, including each fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-942-8090.

--------------------------------------------------------------------------------

AARP Investment Program from   Scudder Investments   SEC
Scudder Investments (Class     (Class S)
AARP)
--------------------------------------------------------------------------------
PO Box 219735                  PO Box 219669         Public Reference Section
Kansas City, MO                Kansas City, MO       Washington, D.C. 20549-0102
64121-9735                     64121-9669            www.sec.gov
aarp.scudder.com               myScudder.com         1-202-942-8090
1-800-253-2277                 1-800-SCUDDER

Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.scudder.com
e-mail info@scudder.com
Tel 1-800-621-1048

                                    SEC File Numbers:
                                    Scudder GNMA Fund                   811-4049
SCUDDER                             Scudder Managed Municipal Bond Fund 811-2671
INVESTMENTS                         Scudder Growth and Income Fund        811-43
                                    Scudder Capital Growth Fund           811-43
A Member of                         Scudder Small Company Stock Fund      811-43
Deutsche Asset Management [LOGO]    Scudder Global Fund                 811-4670